Financial Assets Measured at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
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Financial Assets Measured at Fair Value Through Other Comprehensive Income
18	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

December 31, 2018
RMB
China Pacific Insurance (Group) Co.,Ltd.	139
Chengdu Huaqi Houpu Holding Co.,Ltd.	114
Other items	485

738

The above equity investments are planned to be held for a long term by the Group for strategic purpose, the Group designates them as financial assets at fair value through other comprehensive income. “Available-for-sale financial assets” were reclassified as “Financial assets measured at fair value through other comprehensive income” upon the initial adoption of IFRS 9 at January 1, 2018 (see Note 3(aa)(a)(ii)). Dividends amounting to RMB 52 were received on these investments during the year ended December 31, 2018.